Additional Information-Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2024
Additional Information-Parent Company Only Condensed Financial Information
Additional Information-Parent Company Only Condensed Financial Information

23.  Additional Information—Parent Company Only Condensed Financial Information

The Company performed a test on the restricted net assets of subsidiaries and VIE in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that the condensed financial information of the Company is required to be presented. The Company did not have significant capital and other commitments, or guarantees as of December 31, 2023 and 2024.

23.  Additional Information—Parent Company Only Condensed Financial Information (Continued)

(a)Condensed balance sheets of Zhihu Inc.

	As of December 31,
	2023	2024	2024

	RMB in thousands		US$ in
			thousands
ASSETS
Current assets:
Cash and cash equivalents	2,871	37,711	5,166
Term deposits	70,827	70,378	9,642
Amounts due from subsidiaries and VIEs and VIEs’ subsidiaries	45,778	2,814	386
Prepayments and other current assets	19,277	7,759	1,063
Total current assets	138,753	118,662	16,257

Non-current assets:
Investments in subsidiaries	4,578,292	4,139,841	567,156
Total non-current assets	4,578,292	4,139,841	567,156

Total assets	4,717,045	4,258,503	583,413

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities
Accounts payable and accrued liabilities	11,344	29,858	4,091
Other current liabilities	46,226	31,966	4,379
Amounts due to subsidiaries and VIEs and VIEs’ subsidiaries	59,665	60,556	8,296
Total current liabilities	117,235	122,380	16,766

Total liabilities	117,235	122,380	16,766

Shareholders’ equity:
Ordinary shares (US$0.000125 par value)	241	203	28
Treasury stock	(161,637)	(112,057)	(15,352)
Additional paid-in capital	13,487,371	13,113,010	1,796,476
Statutory reserve	2,680	435	60
Accumulated other comprehensive (loss)/income	(20,551)	12,383	1,696
Accumulated deficit	(8,708,294)	(8,877,851)	(1,216,261)
Total shareholders’ equity	4,599,810	4,136,123	566,647
Total liabilities and shareholders’ equity	4,717,045	4,258,503	583,413

23.  Additional Information—Parent Company Only Condensed Financial Information (Continued)

(b)Condensed statements of operations and comprehensive loss of Zhihu Inc.

	For the Year Ended December 31,
	2022	2023	2024	2024

	RMB in thousands			US$in
				thousands
Operating expenses:
General and administrative expenses	(79,908)	(45,625)	(41,861)	(5,736)
Total operating expenses	(79,908)	(45,625)	(41,861)	(5,736)

Loss from operations	(79,908)	(45,625)	(41,861)	(5,736)
Other (expenses)/income:
Interest income	1,027	5,105	8,559	1,173
Exchange gains	516	138	8	1
Investment income	—	—	13	2
Share of loss of subsidiaries	(1,502,792)	(816,004)	(181,878)	(24,917)
Others, net	—	12,745	43,357	5,940

Net loss	(1,581,157)	(843,641)	(171,802)	(23,537)

Net loss attributable to Zhihu Inc.’s shareholders	(1,581,157)	(843,641)	(171,802)	(23,537)

Net loss	(1,581,157)	(843,641)	(171,802)	(23,537)
Other comprehensive income:
Foreign currency translation adjustments	273,310	45,257	32,934	4,511
Total other comprehensive income	273,310	45,257	32,934	4,511

Total comprehensive loss	(1,307,847)	(798,384)	(138,868)	(19,026)
Comprehensive loss attributable to Zhihu Inc.’s shareholders	(1,307,847)	(798,384)	(138,868)	(19,026)

23.  Additional Information—Parent Company Only Condensed Financial Information (Continued)

(c)Condensed statements of cash flows of Zhihu Inc.

	For the Year Ended December 31,
	2022	2023	2024	2024

	RMB in thousands			US$ in
				thousands
Net cash (used in)/provided by operating activities	(51,752)	(44,388)	18,577	2,545
Purchases of term deposits	—	(72,054)	(69,150)	(9,474)
Proceeds from withdrawal of term deposits	—	—	71,006	9,728
Purchases of short-term investments	—	—	(35,679)	(4,888)
Proceeds of maturities of short-term investments	—	—	35,582	4,875
Repayment from subsidiaries of investment	256,942	284,017	670,696	91,885
Investment in subsidiaries	—	—	(258,192)	(35,372)
Net cash provided by investing activities	256,942	211,963	414,263	56,754
Proceeds received from employees in relation to share options	19,612	4,513	1,158	159
Payments for repurchase of shares	(127,962)	(369,569)	(400,707)	(54,897)
Net cash used in financing activities	(108,350)	(365,056)	(399,549)	(54,738)
Effect of exchange rate changes on cash and cash equivalents	5,745	3,340	1,549	212
Net increase/(decrease) in cash and cash equivalents	102,585	(194,141)	34,840	4,773
Cash and cash equivalents at beginning of year	94,427	197,012	2,871	393
Cash and cash equivalents at ending of year	197,012	2,871	37,711	5,166